DEBT (Details Narrative) £ in Thousands		9 Months Ended	12 Months Ended
	Jun. 20, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 GBP (£)	Jun. 20, 2020 USD ($)	May 23, 2019 USD ($)	May 05, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Line of Credit		$ 292,500,000	$ 300,000,000.0
Line of Credit Facility, Interest Rate During Period		2.90%	4.30%
Withdrawn term loan		$ 65,000,000.0	$ 50,000,000.0
Workings capital facility		151,300,000
Short-term Debt		$ 36,392,000	37,963,000
CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Aug. 15, 2021
Debt Instrument, Face Amount		$ 21,000,000.0
Repayments of Debt		11,000,000.0
Remaining debt obligation amount		$ 10.0
Debt interest rate		2.25%		2.25%
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,600,000
Debt interest rate		2.00%		2.00%
Short term debt description		The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over Corridor Offer Rate plus 50 basis points per annum, HMDB commission.
CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 8,500,000
CIB Short-Term Debt One [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | £				£ 2,000
CIB Short-Term Debt One [Member] | Egyptian [Member] | Loan Overdraft Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | £				£ 9,200
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 3,100,000
Debt interest rate		11.47%		11.47%
Short term debt description		The ABK Short-Term Debt accrues interest at 1.65% per annum over Corridor Offer Rate
ABK Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 200,000
Short-term Debt | £				£ 2,200
Debt, available balance | £				0
ABK Short-Term Debt [Member] | Time Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		3,200,000
Short-term Debt | £				47,800
Debt, available balance | £				£ 0
CIB Short-Term and ABK Short Term Debt [Member]
Debt Instrument [Line Items]
Working capital facility		600,000
Utilized working capital facility		600,000
Available working capital facility		0.0
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,500,000
Debt interest rate		2.50%		2.50%
Short-term Debt		$ 100,000
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		13,800,000
Short-term Debt		5,300,000
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,000,000
Debt interest rate		11.70%		11.70%
Short-term Debt | £				£ 0
Time Loan Facility [Member] | CIB Short-Term Debt One [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 10,000,000
Short-term Debt | £				£ 800
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Term of agreements	2025
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of agreements	2023
Long-term Line of Credit	$ 65,000,000.0
Line of Credit Facility, Commitment Fee Percentage	0.60%
Debt Instrument, Maturity Date	May 06, 2023
Prepayment under revolving credit facility description	The Company is permitted to make any prepayment under this RCF in multiples of $
Prepayment of borrowings	$ 5,000,000.0
Prepayment under revolving credit facility description	million during this 4-year period up to May 6, 2023
Line of Credit Facility, Remaining Borrowing Capacity		0.0	15,000,000.0
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 525,000,000.0				$ 508,800,000	$ 485,000,000.0	$ 450,000,000.0
Reduced term loan amount					508,800,000
Term loan amount					$ 292,500,000
Working capital facility	151,300,000	24,600,000	$ 30,400,000
Debt Instrument, Covenant Description			The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company was in compliance with all financial covenants as of both September 30, 2020 and December 31, 2019.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility		19,000,000.0	$ 24,100,000
Utilized working capital facility		5,600,000	6,300,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility		10,600,000	16,400,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility			13,900,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility			100,000
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility		$ 112,400,000	134,200,000
Line of credit, description		letters of guarantee and letters of credit and refinancing letters of credit over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum
Utilized working capital facility		$ 38,900,000	$ 25,800,000
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000,000.0					$ 35,000,000.0